Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Amortization expense on intangible assets			$ 3,057	$ 3,082	$ 3,986
Goodwill	1,217		182	834
Goodwill impairment	0	0
Amortization expense on intangible assets	697	791	3,057	3,082	3,785
Continuing Operations [Member]
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment			0	352	1,687
Discontinued Operations [Member]
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment					$ 1,074